UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:7/31/07

Item 1.  Reports to Stockholders.

Annual Report

July 31, 2007

1-877-709-9400

www.thealphafunds.com

Distributed by Aquarius Fund Distributors, LLC

FINRA/SIPC Member

Dear Shareholder,

As of this writing, 2007 has been an abnormal market year.  This year is the third year in the Presidential election cycle (the pre-election year) and, based on historical precedents, should be the highest-returning year in the four-year cycle.  So far, this is not the case.  The first half of the year produced modest market returns, and the third quarter has seen a 10% top-to-bottom decline in the Dow Jones Industrial Average.  Although the market has recovered most of this loss, overall year-to-date returns are far below the norm for the pre-election year.  Our fund, year-to-date, has enjoyed a steady rise in price with much less volatility than the market.  Our discipline has had the fund exposed to stocks less than 30% of the time.  As of July 31st, The Alpha Fund had a year-to-date return of 7.1%.  Since inception in October 2006, our return was 6.7% as of July 31st.

We continue to believe that the U.S. stock market is fundamentally overvalued.  The current profit cycle for U.S. companies has been unusually long and strong, with S&P 500 consolidated earnings up 350% since 2002.  At some point-fairly soon, we think – profits will begin to deteriorate and current valuations will no longer appear normal.  Based on our own research, which takes into account the long-term earnings picture, stocks are now valued in the top-decile historically.  This high valuation has been associated with low returns over subsequent five-year periods.  Such low returns are also associated with high volatility.  Eventually, we believe, over this period, market declines will erase a considerable portion of market advances.

Our discipline, which limits investment to those short time periods which historically have delivered the majority of the market’s long-term returns, is designed to prosper under such volatile conditions.  We believe that 2008 will be a good year for the market.  Election years usually produce higher than normal returns.  Even so, we will continue to follow our discipline which will have us invested in low-risk money market funds the majority of the time next year.

Our long-term goal is to produce returns which are superior to the market with significantly less risk.  This goal is mainly accomplished by avoiding large market declines, which occur fairly regularly over a complete market cycle.  Today’s stock market is currently in an extended advance which began in late-2002.  Over this period there have been several declines of 6% - 10%, but the market has recovered quickly and moved on to new highs.  As a result, speculation, particularly in the international arena, has grown and investors have been conditioned to risky ventures.  This will end eventually in a bear market, which will return sobriety and prudence to the game.  It is not a question of “if”, but “when”.

Sincerely yours,

Arthur J. Minton, Ph.D.

President

Alpha Investment Management, Inc.

Past performance is not predictive of future performance.  Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less that their original cost.  Current performance may be higher or lower than the performance data quoted. Total return assumes reinvestment of dividends and capital gain distributions. The total annual operating expense ratio may vary in future years. The total annual operating expense ratio for investor class shares (before fee waiver/expense reimbursements) as stated in the fee table to the Fund’s prospectus dated October 2, 2006 was 2.35%. The net annual operating expense ratio (after fee waiver/expense reimbursements) was 2.00%  for the period ended July 31, 2007.  The level of fee waivers/reimbursements is mandated by contract through November 30, 2008.  [An updated total annual operating expense figure will appear in the Fund’s next prospectus update.  This figure will be derived from the financial highlight table presented in this report]. For performance information current to the most recent month-end, please call toll free 1-877-709-9400.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The Fund’s prospectus contains this and other important information.  To obtain a copy of the Alpha Fund’s prospectus please visit our website at www.thealphafunds.com or call 1-877-709-9400 and a copy will be sent to you free of charge.  Please read the prospectus carefully before you invest.

The letter to Shareholders seeks to describe some of the adviser’s current opinions and view of the financial markets.  Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

The Alpha Fund is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.

0969-AFD-10/1/2007

The Alpha Fund
PORTFOLIO REVIEW
July 31, 2007 (Unaudited)

The fund's performance figures* for the period ending July 31, 2007, compared to its benchmarks:

	Six Months	Inception ** - July 31,2007
The Alpha Fund - Investor Class	5.13%	6.71%
S&P 500 Total Return Index	2.10%	10.96%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. .stock market performance which does not take into account charges fees and other expenses.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-709-9400

** Inception date is October 2, 2006

The Fund's Top Sectors are as follows:

Sectors	% of Net Assets
Other, Cash & Cash Equivalents	100.0%
	100.0%

The Alpha Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007

	Shares		Value

SHORT-TERM INVESTMENTS - 59.4%
	10,747,882	Milestone Treasury Obligation Portfolio,
		Institutional Class, to yield 5.03%, 8/1/07 (Cost $10,747,882)	$ 10,747,882

		TOTAL INVESTMENTS - 59.4% (Cost $10,747,882) (a)	$ 10,747,882
		OTHER ASSETS & LIABILITIES - 40.6%	7,338,140
		NET ASSETS - 100.0%	$ 18,086,022

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,930,544 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation $ -
Unrealized depreciation (182,662)
Net unrealized appreciation $ (182,662)

See accompanying notes to financial statements.

The Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007

ASSETS
Investment securities:
At cost	$ 10,747,882
At value	$ 10,747,882
Receivable for securities sold	7,344,828
Dividends and interest receivable	53,594
Prepaid expenses and other assets	660
TOTAL ASSETS	18,146,964

LIABILITIES
Investment advisory fees payable	18,803
Administration fees payable	4,991
Distribution (12b-1) fees payable	4,015
Transfer agent fees payable	3,228
Fund accounting fees payable	2,844
Custody fees payable	2,131
Payable for Fund shares redeemed	2,090
Compliance officer fees	358
Accrued expenses and other liabilities	22,482
TOTAL LIABILITIES	60,942
NET ASSETS	$ 18,086,022

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 17,166,681
Accumulated net investment income	100,292
Accumulated net realized gain from security transactions	819,049
NET ASSETS	$ 18,086,022

Net Asset Value Per Share:
Investor Class:
Net Assets	$ 18,086,022
Shares of beneficial interest outstanding	1,698,459
Net asset value, offering and redemption price per share	$ 10.65

(a) Redemptions made within 1 year of purchase may be charged a contingent deferred sales charge of 1.00%.

See accompanying notes to financial statements.

The Alpha Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2007 (a)

INVESTMENT INCOME
Interest	$ 261,768
Dividends	46,089
TOTAL INVESTMENT INCOME	307,857

EXPENSES
Investment advisory fees	96,873
Administrative services fees	34,541
Transfer agent fees	34,462
Distribution (12b-1) fees	24,218
Accounting services fees	20,130
Audit fees	14,864
Compliance officer fees	13,213
Printing and postage expenses	7,913
Legal fees	7,871
Registration fees	5,871
Custodian fees	5,342
Insurance expense	5,138
Trustees' fees and expenses	2,540
Other expenses	4,286
TOTAL EXPENSES	277,262
Fees waived by the Adviser	(83,031)

NET EXPENSES	194,231

NET INVESTMENT INCOME	113,626

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	819,049
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	819,049

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 932,675

(a) The Alpha Fund commenced operations October 2, 2006.

See accompanying notes to financial statements.

The Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,2007 (a)
FROM OPERATIONS
Net investment income	$ 113,626
Net realized gain from security transactions	819,049
Net increase in net assets resulting from operations	932,675

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(13,334)
Net decrease in net assets resulting from distributions to shareholders	(13,334)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	19,826,337
Net asset value of shares issued in reinvestment of distributions
Investor Class	13,106
Payments for shares redeemed:
Investor Class	(2,672,762)
Net increase in net assets from shares of beneficial interest	17,166,681

TOTAL INCREASE IN NET ASSETS	18,086,022

NET ASSETS
Beginning of Period	-
End of Period*	$ 18,086,022
* Includes accumulated net investment income of:	$ 100,292

SHARE ACTIVITY
Investor Class:
Shares Sold	1,952,756
Shares Reinvested	1,313
Shares Redeemed	(255,610)
Net increase in shares of beneficial interest outstanding	1,698,459

(a) The Alpha Fund commenced operations October 2, 2006.

See accompanying notes to financial statements.

The Alpha Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Investor Class
	For the Period
	Ended
	July 31,2007(1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.10
Net realized and unrealized
gain on investments	0.57
Total from investment operations	0.67
Less distributions from:
Net investment income	(0.02)
Net realized gains	-
Total distributions	(0.02)

Net asset value, end of period	$ 10.65

Total return	6.71%	(3)

Net assets, end of period (000's)	$ 18,086

Ratio of gross expenses to average
net assets	2.85%	(4,5)
Ratio of net expenses to average
net assets	2.00%	(4,5)
Ratio of net investment income
to average net assets	1.17%	(4,5)

Portfolio Turnover Rate	1,518%	(3)

(1) The Investor Class of the Alpha Fund commenced operations on October 2, 2006.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5)	The ratios of expenses and net investment income to average net assets do not reflect the fund's proportionate share of income and expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

1.

ORGANIZATION

The Alpha Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund offers two distinct share classes; the Investor Class and the Service Class.  The Fund seeks above-average, risk-adjusted capital appreciation over the long-term.  Above-average is defined as returns that exceed the S&P 500 Index.

The Fund currently offers Investors and Service shares.   Investor and Service shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of July 31,2007 the Service shares did not have any activity.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures approved by the Board.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Investments in open-end investment companies are valued at net asset value.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time, management believes that the adoption of FIN 48 on January 31, 2008 will have no impact on the financial statements of the Fund.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $135,684,485 and $136,503,533, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Alpha Investment Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2007, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.00% and 2.75% per annum of the Fund’s average daily net assets for Investor Class shares and Service Class shares, respectively.  During the period ended July 31, 2007, the Advisor waived fees totaling $83,031.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class and the Service Class shares are subsequently less than 2.00% and 2.75% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.00% and 2.75% of average daily net assets for the Investor Class and the Service Class, respectively. If the Fund Operating Expenses attributable to the Investor Class and the Service Class shares subsequently exceed 2.00% and 2.75% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  As of July 31, 2007 the Advisor has $83,031 of waived expenses that may be recovered no later than July 31, 2010.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares and 1.00% of the average daily net assets attributable to Service Class shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  During the period ended July 31, 2007, the investor class and the service class were charged $24,218 and $0 respectively, pursuant to the plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Service Class shares.   The Distributor is an affiliate GFS. During the period ended July 31, 2007 the Distributor did not retain any contingent deferred sales charges (“CDSC”) from the service shares.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

During the period ended July, 31 2007, Silver Leaf Partners a registered broker/dealer and an affiliate of the fund executed trades on behalf of the Fund. These trades were cleared through Jefferies & Co. and Silver Leaf Partners received 9,303 in trade commissions during the period.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended July 31, 2007 was $1,077.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2007, the Fund incurred expenses of $13,213 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2007, GemCom collected amounts totaling $8,093 for EDGAR and printing services performed.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

6. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

In an effort to achieve its investment objective, the Fund has invested a portion of its assets in Milestone Funds Treasury Obligation Portfolio (the “Portfolio”), a registered open-end management investment company, from time-to-time. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. As of July 31, 2007, the percentage of the Portfolio owned by the Fund was 59.4%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of The Alpha Fund

We have audited the accompanying statement of assets and liabilities of The Alpha Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2007, the related statement of operations and the statement of changes in net assets, and the financial highlights for the period October 2, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Alpha Fund as of July 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period October 2, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 18, 2007

The Alpha Fund

EXPENSE EXAMPLES

July 31, 2007 (Unaudited)

As a shareholder of the Alpha Fund, you incur two types of costs: (1) transaction costs, contingent deferred sales charges (CDSCs); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Alpha Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 through July 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Alpha Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07*
Investor Class	$1,000.00	$1,051.30	$10.17
Hypothetical** (5% return before expenses)
Investor Class	$1,000.00	$1,014.88	$9.99

*Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Investor Shares and 2.75% for Service shares, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

The Alpha Fund

SUPPLEMENTAL INFORMATION

July 31, 2007 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (62)** Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust	27

Anthony J. Hertl (57)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Nortern Lights Variable Trust.

27
Gary W. Lanzen (53) Trustee Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27
Interested Trustees and Officers
Michael Miola*** (54) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC; Director of Constellation Trust Company. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

The Alpha Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2007 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001-2005); Manager, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom, LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003-Present); In-house Counsel, The Dreyfus Funds (1999-2003)

N/A

Kevin E. Wolf (37)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006-Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (48)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (January 2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Companies (1998-2002).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-709-9400.

The Alpha Fund

TAX INFORMATION

July 31, 2007 (Unaudited)

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

The Alpha Fund

SUPPLEMENTAL INFORMATION

July 31, 2007 (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUNDS

As discussed in Note 6 to the financial statements of Alpha Fund, the following pages will include the financial statements of the aforementioned underlying fund, The Milestone Funds Treasury Obligations Portfolio (the “Portfolio”). The pages have been extracted from the latest audited annual report published for the Portfolio, dated November 30, 2006. The full report of the Milestone Funds, along with the report of the independent registered public accounting firm, is included in the Milestone Funds’  N-CSR filing dated February 1, 2007, available at ‘www.sec.gov’. Following the pages extracted from the November 30, 2006 report, the reader will find an unaudited balance sheet and an unaudited portfolio of holdings for The Milestone Funds Treasury Obligations Portfolio as of July 31, 2007.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-709-9400 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-709-9400.

INVESTMENT ADVISOR

Alpha Investment Management, Inc.

15 East Eighth Street

Cincinnati, Ohio 45202

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $13,000

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/8/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/07